UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21457

Name of Fund:    BlackRock Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2015

Date of reporting period: 06/30/2014

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2014 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value
Banks — 0.4%
Wachovia Capital Trust III, 5.57% (a)(b)	$225	$218,250
Wells Fargo & Co.,5.90% (a)(b)	1,100	1,166,825

		1,385,075
Capital Markets — 0.3%
State Street Capital Trust IV, 1.23%, 6/15/37 (a)	1,075	913,750
Diversified Financial Services — 1.4%
General Electric Capital Corp.,5.25% (a)(b)	900	910,125
JPMorgan Chase & Co.:
6.00% (a)(b)	1,325	1,351,500
7.90% (a)(b)	1,500	1,676,250
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(c)	500	535,000

		4,472,875
Insurance — 1.7%
The Allstate Corp.:
5.75%, 8/15/53 (a)	835	896,836
6.50%, 5/15/67 (a)	240	261,600
American International Group, Inc.,8.18%, 5/15/68 (a)	760	1,046,900
Lincoln National Corp.,7.00%, 5/17/66 (a)	203	211,120
MetLife Capital Trust IV, 7.88%, 12/15/67 (c)	420	521,850
New York Life Insurance Co.,6.75%, 11/15/39 (c)	600	805,195
Pacific Life Insurance Co.,9.25%, 6/15/39 (c)	605	930,689
Prudential Financial, Inc.,8.88%, 6/15/68 (a)	850	1,042,355

		5,716,545
Media — 0.6%
NBCUniversal Enterprise, Inc.,5.25% (b)(c)	1,800	1,881,000
Oil, Gas & Consumable Fuels — 0.4%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (a)	1,090	1,244,126
Total Capital Trusts — 4.8%		15,613,371

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.1%
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,366,575
United Technologies Corp.:
1.80%, 6/01/17	820	837,547
6.05%, 6/01/36	450	571,505
4.50%, 6/01/42	740	775,049

		3,550,676
Air Freight & Logistics — 0.2%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (c)	721	732,653

Corporate Bonds	Par (000)	Value
Airlines — 0.7%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/25 (c)	$981	$1,027,503
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	925	938,875
Virgin Australia Trust, 5.00%, 10/23/25 (c)	314	333,785

		2,300,163
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	225	227,531
4.88%, 3/15/19	501	516,030
5.88%, 2/01/22	600	628,500

		1,372,061
Automobiles — 1.5%
Daimler Finance North America LLC:
2.30%, 1/09/15 (c)	800	807,400
1.25%, 1/11/16 (c)	2,300	2,320,051
Ford Motor Co., 7.45%, 7/16/31	669	894,405
Volkswagen International Finance NV, 1.63%, 3/22/15 (c)	850	858,192

		4,880,048
Banks — 4.0%
Associated Banc-Corp., 5.13%, 3/28/16	1,490	1,587,015
Barclays Bank PLC, 5.14%, 10/14/20	300	328,589
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA:
3.95%, 11/09/22	1,050	1,067,459
4.63%, 12/01/23	625	660,591
Fifth Third Bancorp, 4.30%, 1/16/24	600	625,283
HSBC Holdings PLC:
4.25%, 3/14/24	550	566,019
6.80%, 6/01/38	755	963,295
ING Bank NV, 3.00%, 9/01/15 (c)	1,625	1,666,217
Intesa Sanpaolo SpA, 3.13%, 1/15/16	630	647,580
Regions Financial Corp., 5.75%, 6/15/15	550	574,843
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22	75	82,030
6.00%, 12/19/23	1,250	1,351,506
5.13%, 5/28/24	300	304,620
Wells Fargo & Co.:
3.68%, 6/15/16 (d)	300	316,591
3.50%, 3/08/22	1,500	1,550,439
3.45%, 2/13/23	405	403,018
4.13%, 8/15/23	350	363,582

		13,058,677
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,800	1,724,825

Portfolio Abbreviations

GO	General Obligation Bonds	RB	Revenue Bonds
LIBOR	London Interbank Offered Rate	REIT	Real Estate Investment Trust
OTC	Over-the-counter	TBA	To-be-announced

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014	1

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Biotechnology — 1.2%
Amgen, Inc.:
1.88%, 11/15/14 (e)	$1,975	$1,986,109
3.63%, 5/22/24	1,400	1,412,382
5.38%, 5/15/43	520	573,810

		3,972,301
Capital Markets — 3.6%
Credit Suisse AG, 6.50%, 8/08/23 (c)	1,000	1,110,000
The Goldman Sachs Group, Inc.:
6.25%, 9/01/17	635	722,920
6.15%, 4/01/18	850	974,797
2.63%, 1/31/19	1,000	1,013,592
5.75%, 1/24/22	165	190,935
6.25%, 2/01/41	725	884,430
4.80%, 7/08/44	625	625,000
Morgan Stanley:
0.72%, 10/15/15 (a)	2,050	2,054,223
6.25%, 8/28/17	885	1,008,619
7.30%, 5/13/19	1,625	1,986,964
5.63%, 9/23/19	265	304,805
5.50%, 7/28/21	10	11,488
5.00%, 11/24/25	800	853,254

		11,741,027
Chemicals — 0.5%
CF Industries, Inc., 5.38%, 3/15/44	350	375,285
LyondellBasell Industries NV, 5.00%, 4/15/19	825	930,580
Monsanto Co.:
2.75%, 7/15/21	110	109,957
3.38%, 7/15/24	275	276,818

		1,692,640
Commercial Services & Supplies — 0.7%
The ADT Corp., 2.25%, 7/15/17	400	395,000
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)	1,575	1,771,757

		2,166,757
Communications Equipment — 0.2%
Brocade Communications Systems, Inc., 6.88%, 1/15/20	725	764,875
Consumer Finance — 3.5%
Capital One Financial Corp.:
2.15%, 3/23/15	2,900	2,935,203
1.00%, 11/06/15	475	476,302
Discover Bank, 4.20%, 8/08/23	500	527,613
Discover Financial Services, 3.85%, 11/21/22	650	661,787
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	2,350	2,395,118
1.70%, 5/09/16	700	708,913
1.72%, 12/06/17	1,275	1,275,519
4.38%, 8/06/23	695	742,211
Navient LLC, 3.88%, 9/10/15	1,700	1,734,000

		11,456,666
Diversified Financial Services — 9.0%
Bank of America Corp.:
6.50%, 8/01/16 (e)	3,330	3,690,935
5.63%, 10/14/16	325	356,829
5.75%, 12/01/17	1,755	1,979,500
5.70%, 1/24/22	2,125	2,465,814
4.00%, 4/01/24	1,250	1,275,664
4.88%, 4/01/44	500	515,967
BP Capital Markets PLC, 3.13%, 10/01/15 (e)	2,875	2,971,169
Citigroup, Inc.:
5.50%, 10/15/14	1,800	1,825,985

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
5.30%, 1/07/16	$768	$819,124
2.50%, 9/26/18	1,125	1,143,336
6.00%, 10/31/33	100	113,771
CME Group Index Services LLC, 4.40%, 3/15/18 (c)	1,700	1,857,624
General Electric Capital Corp.:
6.75%, 3/15/32	1,075	1,418,096
6.15%, 8/07/37 (e)	715	888,103
HSBC Finance Corp., 6.68%, 1/15/21	1,100	1,315,491
Iberdrola Finance Ireland Ltd., 3.80%, 9/11/14 (c)	750	754,547
JPMorgan Chase & Co.:
3.20%, 1/25/23	1,275	1,265,916
3.88%, 2/01/24	700	720,845
3.63%, 5/13/24	1,175	1,179,711
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	1,350	1,468,350
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (c)	553	583,861
Voya Financial, Inc., 2.90%, 2/15/18	775	803,086

		29,413,724
Diversified Telecommunication Services — 4.7%
AT&T Inc.:
0.00%, 11/27/22 (c)(f)	1,000	755,100
6.50%, 9/01/37	877	1,084,034
4.30%, 12/15/42	76	71,943
4.35%, 6/15/45	105	99,531
Deutsche Telekom International Finance BV, 3.13%, 4/11/16 (c)	950	986,712
Qwest Corp., 7.50%, 10/01/14	1,075	1,093,194
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (c)	1,375	1,402,329
Verizon Communications, Inc.:
3.65%, 9/14/18	3,500	3,743,183
5.15%, 9/15/23	725	811,342
6.40%, 9/15/33	1,375	1,684,290
6.25%, 4/01/37	850	1,031,482
3.85%, 11/01/42	425	374,197
6.55%, 9/15/43	1,050	1,321,363
Verizon Global Funding Corp., 7.75%, 12/01/30	750	1,028,563

		15,487,263
Electric Utilities — 6.6%
American Transmission Systems, Inc., 5.25%, 1/15/22 (c)	400	437,243
Carolina Power & Light Co., 6.30%, 4/01/38	750	992,017
Duke Energy Carolinas LLC, 5.25%, 1/15/18	450	504,767
Duke Energy Corp., 3.35%, 4/01/15	1,700	1,738,379
E.ON International Finance BV, 5.80%, 4/30/18 (c)	1,100	1,254,584
Entergy Arkansas, Inc., 3.70%, 6/01/24	825	856,508
Florida Power & Light Co., 5.95%, 2/01/38	1,075	1,368,048
Great Plains Energy, Inc., 5.29%, 6/15/22 (d)	745	851,601
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,896,821
Kentucky Utilities Co., 5.13%, 11/01/40	375	433,222
MidAmerican Energy Holdings Co.:
5.30%, 3/15/18	2,170	2,458,356
5.75%, 4/01/18	1,475	1,688,065
Mississippi Power Co., 4.25%, 3/15/42	400	391,699
Northern States Power Co., 6.20%, 7/01/37	725	943,898
Ohio Power Co., 6.60%, 3/01/33	675	864,680
Oncor Electric Delivery Co. LLC:
4.10%, 6/01/22	650	698,773
5.30%, 6/01/42	700	823,308

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
PacifiCorp, 6.00%, 1/15/39	$450	$568,469
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,207,580
3.15%, 4/01/22	775	777,307
Southern California Edison Co., 5.35%, 7/15/35	825	972,011

		21,727,336
Energy Equipment & Services — 1.5%
Ensco PLC, 3.25%, 3/15/16	1,600	1,665,198
Transocean, Inc.:
5.05%, 12/15/16	1,775	1,928,222
6.50%, 11/15/20	686	793,399
6.38%, 12/15/21	14	16,196
Weatherford International Ltd.:
4.50%, 4/15/22	150	159,488
5.95%, 4/15/42	200	226,818

		4,789,321
Food & Staples Retailing — 1.2%
CVS Caremark Corp., 4.00%, 12/05/23	625	654,041
Tesco PLC, 5.50%, 11/15/17 (c)	1,840	2,063,851
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	780,971
6.50%, 8/15/37	160	212,663
6.20%, 4/15/38	230	294,270

		4,005,796
Food Products — 0.2%
Kraft Foods Group, Inc., 5.00%, 6/04/42	495	529,203
Gas Utilities — 0.3%
Atmos Energy Corp., 8.50%, 3/15/19	800	1,023,148
Health Care Equipment & Supplies — 1.2%
Covidien International Finance SA:
1.35%, 5/29/15	800	806,494
6.00%, 10/15/17	2,300	2,630,993
2.95%, 6/15/23	525	511,014

		3,948,501
Health Care Providers & Services — 0.7%
Coventry Health Care, Inc., 5.45%, 6/15/21	850	989,833
WellPoint, Inc., 4.35%, 8/15/20	1,275	1,391,423

		2,381,256
Independent Power and Renewable Electricity Producers — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18	925	987,437
Industrial Conglomerates — 0.9%
Eaton Corp.:
2.75%, 11/02/22	975	944,087
4.15%, 11/02/42	375	362,851
Hutchison Whampoa International Ltd., 4.63%, 9/11/15 (c)	1,000	1,044,908
Tyco Electronics Group SA, 3.50%, 2/03/22	600	612,998

		2,964,844
Insurance — 5.8%
ACE INA Holdings, Inc., 2.60%, 11/23/15	625	641,763
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	932,020
American International Group, Inc.:
4.88%, 9/15/16	500	540,831
3.80%, 3/22/17	900	961,747
5.45%, 5/18/17	725	808,826
5.85%, 1/16/18 (e)	1,530	1,746,620
3.38%, 8/15/20	1,000	1,039,134
6.40%, 12/15/20	485	585,514

Corporate Bonds	Par (000)	Value
Insurance (concluded)
Genworth Holdings, Inc.:
6.52%, 5/22/18	$200	$231,266
7.63%, 9/24/21	330	413,442
4.90%, 8/15/23	450	481,696
Manulife Financial Corp., 4.90%, 9/17/20	750	827,920
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (c)	575	915,729
MetLife Institutional Funding II, 1.63%, 4/02/15 (c)(e)	6,000	6,054,096
Prudential Financial, Inc.:
5.40%, 6/13/35	1,000	1,124,813
5.70%, 12/14/36	175	205,857
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)	1,050	1,400,284

		18,911,558
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	625	614,937
Life Sciences Tools & Services — 0.7%
Life Technologies Corp.:
3.50%, 1/15/16	1,295	1,345,247
6.00%, 3/01/20	820	958,405

		2,303,652
Machinery — 0.3%
AGCO Corp., 5.88%, 12/01/21	775	879,369
Media — 4.1%
21st Century Fox America, Inc., 6.40%, 12/15/35	781	972,636
Comcast Corp.:
4.25%, 1/15/33	650	667,703
6.50%, 11/15/35	550	712,530
6.55%, 7/01/39	500	652,005
4.50%, 1/15/43	225	229,381
COX Communications, Inc., 8.38%, 3/01/39 (c)	625	875,661
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/20	800	901,206
3.80%, 3/15/22	1,110	1,146,204
4.45%, 4/01/24	540	572,575
Discovery Communications LLC, 3.70%, 6/01/15	1,175	1,209,701
Grupo Televisa SAB, 6.63%, 1/15/40	900	1,098,855
TCM Sub LLC, 3.55%, 1/15/15 (c)	1,750	1,776,502
Time Warner Cable, Inc.:
8.25%, 4/01/19	695	880,655
6.55%, 5/01/37	625	777,682
Time Warner, Inc., 6.25%, 3/29/41	682	820,685

		13,293,981
Metals & Mining — 1.9%
Barrick Gold Corp., 4.10%, 5/01/23	475	473,028
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	1,175	1,232,186
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20	550	555,438
3.55%, 3/01/22	1,530	1,515,159
3.88%, 3/15/23	600	598,174
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	550	719,542
Southern Copper Corp., 6.75%, 4/16/40	450	489,288
Teck Resources Ltd., 6.25%, 7/15/41	557	604,674

		6,187,489
Multiline Retail — 0.4%
Dollar General Corp., 3.25%, 4/15/23	1,300	1,227,779

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014	3

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Multi-Utilities — 1.5%
CenterPoint Energy, Inc., 6.50%, 5/01/18	$850	$994,123
CMS Energy Corp., 5.05%, 3/15/22	1,644	1,868,539
NiSource Finance Corp., 5.25%, 2/15/43	440	473,938
Pacific Gas & Electric Co., 3.85%, 11/15/23	575	598,590
Virginia Electric & Power Co., 6.00%, 1/15/36	900	1,131,099

		5,066,289
Oil, Gas & Consumable Fuels — 8.0%
Anadarko Petroleum Corp., 6.38%, 9/15/17	1,545	1,778,820
Canadian Natural Resources Ltd., 5.90%, 2/01/18	1,700	1,938,850
Continental Resources, Inc.:
7.13%, 4/01/21	460	520,950
5.00%, 9/15/22	990	1,076,625
3.80%, 6/01/24 (c)	370	373,998
DCP Midstream LLC:
5.35%, 3/15/20 (c)	260	287,777
4.75%, 9/30/21 (c)	161	169,906
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	485	632,743
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20	390	456,835
Enbridge, Inc., 3.50%, 6/10/24	290	288,884
Energy Transfer Partners LP:
5.20%, 2/01/22	1,130	1,250,467
6.50%, 2/01/42	560	668,817
Enterprise Products Operating LLC:
3.70%, 6/01/15	500	514,427
6.45%, 9/01/40	800	1,005,256
5.70%, 2/15/42	490	571,244
Kerr-McGee Corp.:
6.95%, 7/01/24	720	924,739
7.88%, 9/15/31	450	635,555
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,400	1,779,267
Noble Holding International Ltd., 3.95%, 3/15/22	480	491,645
Pioneer Natural Resources Co.:
6.88%, 5/01/18	880	1,039,915
7.50%, 1/15/20	120	148,218
Plains Exploration & Production Co., 6.50%, 11/15/20	400	446,500
Schlumberger Norge AS, 4.20%, 1/15/21 (c)	975	1,067,189
Shell International Finance BV, 6.38%, 12/15/38	800	1,054,026
Texas Eastern Transmission LP, 2.80%, 10/15/22 (c)	1,400	1,319,773
TransCanada PipeLines Ltd., 3.75%, 10/16/23	850	877,184
Valero Energy Corp., 6.63%, 6/15/37	426	529,320
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,160,717
The Williams Cos., Inc.:
3.70%, 1/15/23	1,200	1,154,324
4.55%, 6/24/24	220	222,178
8.75%, 3/15/32	155	202,085
Williams Partners LP:
4.50%, 11/15/23	1,300	1,378,893
6.30%, 4/15/40	225	267,115

		26,234,242
Pharmaceuticals — 4.5%
AbbVie, Inc.:
1.75%, 11/06/17	2,220	2,232,108
2.90%, 11/06/22	1,805	1,745,498
Allergan, Inc., 5.75%, 4/01/16	550	592,537
Express Scripts Holding Co., 2.10%, 2/12/15	775	782,821
Hospira, Inc., 5.20%, 8/12/20	900	985,061
Merck & Co., Inc., 6.55%, 9/15/37	250	333,840

Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Mylan, Inc.:
2.60%, 6/24/18	$968	$983,235
6.00%, 11/15/18 (c)	1,780	1,861,771
Perrigo Co. PLC, 4.00%, 11/15/23 (c)	750	762,275
Pfizer, Inc., 3.00%, 6/15/23	950	948,806
Roche Holding, Inc., 6.00%, 3/01/19 (c)	824	968,053
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	400	483,644
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	1,140	1,169,876
Wyeth LLC, 5.95%, 4/01/37	800	982,993

		14,832,518
Professional Services — 0.6%
The Dun & Bradstreet Corp., 3.25%, 12/01/17	1,300	1,346,159
Experian Finance PLC, 2.38%, 6/15/17 (c)	600	613,142

		1,959,301
Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp.:
4.63%, 4/01/15	1,000	1,029,989
4.70%, 3/15/22	575	618,339
3.50%, 1/31/23	525	514,836
5.00%, 2/15/24	568	616,921
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 4.60%, 2/06/24 (c)	775	794,776
AvalonBay Communities, Inc., 4.20%, 12/15/23	1,000	1,058,224
DDR Corp.:
4.75%, 4/15/18	280	304,732
7.88%, 9/01/20	350	442,876
HCP, Inc., 3.75%, 2/01/16	525	548,725
Host Hotels & Resorts LP, 6.00%, 10/01/21	725	835,317
Plum Creek Timberlands LP, 4.70%, 3/15/21	640	695,601
Simon Property Group LP:
1.50%, 2/01/18 (c)	725	719,989
10.35%, 4/01/19	280	379,361
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/01/20	600	597,148
4.75%, 6/01/21	845	926,422

		10,083,256
Road & Rail — 1.5%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	500	597,457
Canadian National Railway Co., 6.25%, 8/01/34	1,100	1,409,104
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	614,425
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	370	354,443
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 7/11/14 (c)	475	475,211
3.13%, 5/11/15 (c)	1,500	1,532,633

		4,983,273
Software — 0.9%
Autodesk, Inc., 1.95%, 12/15/17	550	555,758
Oracle Corp.:
2.80%, 7/08/21	820	820,000
3.63%, 7/15/23	800	824,200
3.40%, 7/08/24	675	675,000

		2,874,958

4	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Specialty Retail — 1.0%
The Home Depot, Inc., 4.40%, 3/15/45	$215	$218,268
QVC, Inc.:
7.50%, 10/01/19 (c)	865	909,175
7.38%, 10/15/20 (c)	310	332,763
4.38%, 3/15/23	1,700	1,726,857

		3,187,063
Technology Hardware, Storage & Peripherals — 0.2%
Hewlett-Packard Co., 2.63%, 12/09/14	545	550,420
Tobacco — 1.4%
Altria Group, Inc.:
9.95%, 11/10/38	46	76,629
10.20%, 2/06/39	221	375,182
5.38%, 1/31/44	550	602,434
BAT International Finance PLC, 1.40%, 6/05/15 (c)	1,200	1,210,178
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (c)	950	955,613
Lorillard Tobacco Co., 7.00%, 8/04/41	350	428,342
Philip Morris International, Inc., 3.60%, 11/15/23	1,075	1,110,767

		4,759,145
Wireless Telecommunication Services — 2.9%
Alltel Corp., 7.88%, 7/01/32	470	651,310
America Movil SAB de CV:
2.38%, 9/08/16	3,140	3,228,642
3.13%, 7/16/22	650	639,600
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	300	305,505
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)	1,450	1,706,688
Orange SA, 5.50%, 2/06/44	350	390,887
Rogers Communications, Inc., 7.50%, 3/15/15	2,125	2,227,720
Vodafone Group PLC, 4.38%, 2/19/43	272	259,399

		9,409,751
Total Corporate Bonds — 83.7%		274,030,179

Foreign Agency Obligations
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	800	755,374
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,075	1,102,234
Export-Import Bank of Korea, 0.98%, 1/14/17 (a)	1,307	1,315,844
Nakilat, Inc., 6.07%, 12/31/33 (c)	25	27,404
Petrobras International Finance Co.:
2.88%, 2/06/15	775	783,269
3.88%, 1/27/16	700	721,735
5.88%, 3/01/18	2,350	2,560,675
Petroleos Mexicanos:
3.50%, 7/18/18	1,700	1,786,700
3.50%, 1/30/23	650	634,725
6.38%, 1/23/45 (c)	475	551,594
Total Foreign Agency Obligations — 3.1%		10,239,554

Foreign Government Obligations	Par (000)	Value
Brazil — 0.1%
Federative Republic of Brazil, 5.63%, 1/07/41	328	352,600
Canada — 0.2%
Province of Manitoba, 3.05%, 5/14/24	469	472,291

Foreign Government Obligations	Par (000)	Value
Colombia — 0.4%
Republic of Colombia:
2.63%, 3/15/23	$1,200	$1,122,000
5.63%, 2/26/44	225	252,000

		1,374,000
Indonesia — 0.3%
Republic of Indonesia:
4.88%, 5/05/21	500	525,000
5.88%, 1/15/24	400	441,500

		966,500
Mexico — 1.4%
United Mexican States:
4.00%, 10/02/23	1,100	1,156,100
4.75%, 3/08/44	2,525	2,575,500
5.55%, 1/21/45	800	910,000

		4,641,600
Philippines — 0.1%
Republic of Philippine, 4.20%, 1/21/24	203	214,419
Turkey — 0.4%
Republic of Turkey, 6.63%, 2/17/45	1,175	1,360,063
Total Foreign Government Obligations — 2.9%		9,381,473

Taxable Municipal Bonds
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	1,000	1,278,130
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	1,075	1,503,237
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,633,219
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	1,200	1,463,328
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,330,628
State of California GO:
7.30%, 10/01/39	510	718,248
7.63%, 3/01/40	150	220,614
7.60%, 11/01/40	430	651,424
State of Illinois GO, 4.42%, 1/01/15	1,100	1,121,626
Total Taxable Municipal Bonds — 3.0%		9,920,454

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (e)(f)	815	716,194

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014	5

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
2.88%, 5/15/43	$1,522	$1,390,727
3.63%, 8/15/43-2/15/44	1,175	1,241,000
3.75%, 11/15/43	801	865,080
U.S. Treasury Notes:
0.75%, 2/28/18	175	172,252
1.38%, 6/30/18 (e)	680	681,541
2.75%, 2/15/24	2,765	2,827,860
2.50%, 5/15/24	486	485,117
Total U.S. Treasury Obligations — 2.3%		7,663,577
Total Long-Term Investments (Cost — $305,891,970) — 100.0%		327,564,802

Short-Term Securities	Shares	Value
Dreyfus Treasury Prime, 0.00% (g)	15,865,618	$15,865,618
Total Short-Term Securities (Cost — $15,865,618) — 4.9%		15,865,618

Options Purchased
(Cost — $1,935,943) — 0.3%		1,072,397
Total Investments Before Options Written (Cost — $323,693,531*) — 105.2%		344,502,817

Options Written
(Premiums Received — $1,302,030) — (0.2)%		(548,790)
Total Investments Net of Options Written — 105.0%		343,954,027
Liabilities in Excess of Other Assets — (5.0)%		(16,440,847)

Net Assets — 100.0%		$327,513,180

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$323,730,803

Gross unrealized appreciation	$22,359,288
Gross unrealized depreciation	(1,587,274)

Net unrealized appreciation	$20,772,014

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is perpetual in nature and has no stated maturity date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date. (e) All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Zero-coupon bond.

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2014 were as follows:

Counterparty	Interest Rate1	Trade Date	Maturity Date2	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.34%	4/12/13	Open	$1,933,000	$1,941,124
BNP Paribas Securities Corp.	0.34%	4/12/13	Open	3,678,000	3,693,458
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.09%	8/01/13	Open	680,850	681,102
Deutsche Bank Securities, Inc.	0.32%	4/21/14	Open	2,867,000	2,868,784
Deutsche Bank Securities, Inc.	0.32%	4/21/14	Open	1,700,000	1,701,043
Deutsche Bank Securities, Inc.	0.27%	5/13/14	Open	712,000	712,095
UBS Securities LLC	0.32%	5/13/14	Open	839,000	839,360
UBS Securities LLC	0.30%	5/13/14	Open	5,893,000	5,895,370
Total				$18,302,850	$18,332,336

[1]	Rate shown is as of report date.

[2]	Certain agreements have no stated maturity and can be terminated by either party at any time.

6	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014

Schedule of Investments (continued)	Series C Portfolio

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
102	Ultra Treasury Bonds	Chicago Board of Trade	September 2014	$15,293,625	$146,801
393	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2014	$46,948,149	(92,445)
(5)	U.S. Treasury Bonds (20 Year)	Chicago Board of Trade	September 2014	$685,938	(4,273)
(25)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2014	$5,489,844	1,986
(201)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$25,159,547	68,095
Total					$120,164

•	OTC interest rate swaptions purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
30-Year Interest Rate Swap	Royal Bank of Scotland PLC	Call	3.25%	Receive	3-month LIBOR	7/11/14	$1,800	$5,027
30-Year Interest Rate Swap	Barclays Bank PLC	Call	3.25%	Receive	3-month LIBOR	8/01/14	$1,700	11,534
30-Year Interest Rate Swap	Citibank N.A.	Call	3.30%	Receive	3-month LIBOR	5/22/17	$3,600	197,689
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.30%	Pay	3-month LIBOR	8/22/14	$17,400	1,613
30-Year Interest Rate Swap	Citibank N.A.	Put	4.30%	Pay	3-month LIBOR	5/22/17	$3,600	160,207
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.50%	Pay	3-month LIBOR	8/07/18	$41,400	696,327
Total								$1,072,397

•	OTC interest rate swaptions written as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	6.00%	Receive	3-month LIBOR	8/07/18	$82,800	$(548,790)

•	Centrally cleared interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.45%[1]	3-month LIBOR	Chicago Mercantile	10/28/18	$2,700	$(2,120)
1.50%[1]	3-month LIBOR	Chicago Mercantile	11/30/18	$2,900	10,663
1.78%[1]	3-month LIBOR	Chicago Mercantile	1/17/19	$4,200	(74,671)
3.38%[1]	3-month LIBOR	Chicago Mercantile	5/27/44	$2,750	(48,477)
3.43%[1]	3-month LIBOR	Chicago Mercantile	6/23/44	$2,750	(73,337)
Total					$(187,942)

[1]	Fund pays the fixed rate and receives the floating rate.

•	OTC credit default swaps — buy protection outstanding as of June 30, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Depreciation
CIGNA Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	$(32,144)	$(1,773)	$(30,371)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(39,680)	(22,054)	(17,626)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	(29,183)	12,859	(42,042)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(40,207)	(7,611)	(32,596)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	$1,165	(33,955)	(17,121)	(16,834)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	$1,165	(33,734)	(18,243)	(15,491)
Total					$(208,903)	$(53,943)	$(154,960)

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014	7

Schedule of Investments (continued)	Series C Portfolio

•	OTC credit default swaps — sold protection outstanding as of June 30, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB-	$200	$4,889	$(6,588)	$11,477
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	$1,400	37,399	3,800	33,599
UnitedHealth Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A	$1,200	31,435	(1,932)	33,367
WellPoint, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	Not Rated	$1,200	29,288	(7,430)	36,718
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	$500	5,904	(3,988)	9,892
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	$500	5,905	(2,609)	8,514
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	$350	4,133	(728)	4,861
Host Hotels & Resorts LP	1.00%	Credit Suisse International	3/20/19	BBB	$825	14,881	(4,794)	19,675
Total						$133,834	$(24,269)	$158,103

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$326,809,702	$755,100	$327,564,802
Short-Term Securities	$15,865,618	—	—	15,865,618
Options Purchased	—	1,072,397	—	1,072,397
Total	$15,865,618	$327,882,099	$755,100	$344,502,817

[1]	See above Schedule of Investments for values in each security type excluding Level 3, Corporate Bonds under industry Diversified Telecommunication Services, within the table.

8	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014

Schedule of Investments (concluded)	Series C Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$216,882	$10,663	—	$227,545
Credit contracts	—	158,103	—	158,103
Liabilities:
Interest rate contracts	(96,718)	(747,395)	—	(844,113)
Credit contracts	—	(154,960)	—	(154,960)
Total	$120,164	$(733,589)	—	$(613,425)

[2]

Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value including accrued interest, for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$26,708	—	—	$26,708
Cash pledged for financial futures contracts	468,000	—	—	468,000
Cash pledged for centrally cleared swaps	545,000	—	—	545,000
Liabilities:
Reverse repurchase agreements	—	$(18,332,336)	—	(18,332,336)
Total	$1,039,708	$(18,332,336)	—	$(17,292,628)

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014	9

Schedule of Investments June 30, 2014 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2013-5, Class A2A, 0.65%, 3/08/17	$1,145	$1,146,122
Series 2013-5, Class A2B, 0.53%, 3/08/17 (a)	1,272	1,273,222
SLM Private Education Loan Trust, Series 2012-C, Class A1, 1.25%, 8/15/23 (a)(b)	982	989,223
SLM Student Loan Trust, Series 2008-4, Class A4, 1.89%, 7/25/22 (a)	7,350	7,739,579
Total Asset-Backed Securities — 3.3%		11,148,146

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 7.7%
Bear Stearns Commercial Mortgage Securities:
Series 2004-T16, Class A6, 4.75%, 2/13/46 (a)	3,927	3,935,334
Series 2005-PW10, Class A4, 5.41%, 12/11/40 (a)	1,000	1,040,216
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (a)	10,255	11,414,133
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	489	525,442
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.47%, 9/15/39	5,324	5,735,719
Deutsche Bank Re-REMIC Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)	45	45,417
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.57%, 8/10/42	11	11,107
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.27%, 11/10/46	300	324,132
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2005-CB12, Class A4, 4.90%, 9/12/37	280	288,189
Series 2006-LDP7, Class A4, 6.06%, 4/15/45 (a)	2,105	2,264,216
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.66%, 3/15/39 (a)	330	350,787
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 8/20/25 (b)	42	42,497

		25,977,189
Interest Only Commercial Mortgage-Backed Securities — 2.2%
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA, 1.29%, 9/10/46 (a)	7,949	563,840
Commercial Mortgage Trust:
Series 2012-CR5, Class XA, 2.06%, 12/10/45 (a)	8,131	824,724
Series 2013-CR13, Class XA, 1.18%, 10/10/46 (a)	13,099	812,558
Series 2013-CR7, Class XA, 1.71%, 3/10/46 (a)	3,989	343,768
Series 2014-CR14, Class XA, 1.06%, 2/10/47 (a)	3,588	189,070
Series 2014-CR15, Class XA, 1.36%, 2/10/47 (a)	25,190	1,915,178

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.72%, 4/15/46 (a)	$4,667	$437,149
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, 1.41%, 11/15/46 (a)	4,665	369,817
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.96%, 12/15/45 (a)(b)	16,980	1,791,616
Series 2014-LC14, Class XA, 1.64%, 3/15/47 (a)	4,254	384,985

		7,632,705
Total Non-Agency Mortgage-Backed Securities — 9.9%		33,609,894

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations — 2.1%
Fannie Mae, 3.00%, 9/16/14	7,030	7,072,785
Collateralized Mortgage Obligations — 0.5%
Ginnie Mae:
Series 2014-12, Class ZA, 3.00%, 1/20/44	1,215	1,039,116
Series 2014-62, Class Z, 3.00%, 4/20/44	1,005	869,008

		1,908,124
Interest Only Collateralized Mortgage Obligations — 0.0%
Freddie Mac, Series 4212, Class SA, 6.05%, 7/15/38 (a)	561	99,182
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae, Series 2012-M9, Class X1, 4.23%, 12/25/17 (a)	17,111	1,952,904
Freddie Mac, Series K038, Class X1, 1.20%, 3/25/24 (a)	3,300	301,382

		2,254,286
Mortgage-Backed Securities — 119.5%
Fannie Mae Mortgage-Backed Securities:
2.00%, 7/01/29 (c)	1,500	1,481,309
2.50%, 7/01/29 (c)	3,400	3,453,656
3.00%, 7/01/29-7/01/44 (c)	38,132	38,156,389
3.50%, 7/01/27-7/01/44 (c)	62,725	64,745,529
4.00%, 7/01/29-7/01/44 (c)	44,467	47,322,602
4.50%, 7/01/29-7/01/44 (c)	38,766	41,911,641
5.00%, 10/01/35-7/01/44 (c)	7,365	8,197,362
5.50%, 7/01/44 (c)	5,500	6,157,606
6.00%, 2/01/38-7/01/44 (c)	6,333	7,135,188
6.50%, 5/01/36-7/01/44 (c)	1,133	1,280,229
Freddie Mac Mortgage-Backed Securities:
2.77%, 5/01/36 (a)	848	905,623
3.00%, 7/01/29-7/01/44 (c)	19,117	18,912,244
3.50%, 7/01/18-7/01/44 (c)	13,452	13,887,520
4.00%, 7/01/29-7/01/44 (c)	11,382	12,063,121
4.50%, 8/01/14-7/01/44 (c)	11,039	11,938,585
5.00%, 5/01/28-10/01/41	505	559,889
5.50%, 1/01/28-7/01/44 (c)	2,325	2,593,307
6.00%, 8/01/28-11/01/39	1,576	1,771,191
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/44 (c)	5,000	5,043,687

10	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
3.50%, 9/15/42-7/15/44 (c)	$18,315	$19,076,481
4.00%, 4/20/44-7/15/44 (c)	47,173	50,536,127
4.50%, 7/15/40-7/15/44 (c)	19,200	20,964,197
5.00%, 7/15/33-7/15/44 (c)	8,287	9,156,742
5.50%, 7/15/38-12/20/41	3,163	3,541,680
6.00%, 7/15/44 (c)	2,100	2,359,875
6.50%, 7/15/44 (c)	10,900	12,368,094

		405,519,874
Total U.S. Government Sponsored Agency Securities — 122.8%		416,854,251
Total Long-Term Investments (Cost — $456,819,148) — 136.0%		461,612,291

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (d)	114,550,974	114,550,974
Total Short-Term Securities (Cost — $114,550,974) — 33.8%		114,550,974

Options Purchased
(Cost — $48,453) — 0.0%		7,750
Total Investments Before TBA Sale Commitments and Options Written (Cost — $571,418,575*) — 169.8%		576,171,015

TBA Sale Commitments(c)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/29	$3,400	$(3,453,656)
3.00%, 7/01/44	25,800	(25,487,588)
3.50%, 7/01/29-7/01/44	7,400	(7,638,704)
4.00%, 7/01/44	8,600	(9,126,750)
4.50%, 7/01/44	4,700	(5,089,954)
5.00%, 7/01/44	100	(111,047)
5.50%, 7/01/44	3,000	(3,358,694)
Freddie Mac Mortgage-Backed Securities:
4.50%, 7/01/29	400	(424,125)
5.00%, 7/01/44	400	(442,750)
6.00%, 7/01/44	1,000	(1,124,063)
Ginnie Mae Mortgage-Backed Securities:
4.00%, 7/15/44	24,000	(25,683,749)
4.50%, 7/15/44	6,100	(6,658,893)
5.00%, 7/15/44	2,200	(2,417,306)
5.50%, 7/15/44	1,400	(1,562,524)
Total TBA Sale Commitments (Proceeds — $91,892,601) — (27.3)%		(92,579,803)

Options Written
(Premiums Received — $26,149) — (0.0)%		(3,875)
Total Investments Net of TBA Sale Commitments and Options Written — 142.5%		483,587,337
Liabilities in Excess of Other Assets — (42.5)%		(144,279,871)

Net Assets — 100.0%		$339,307,466

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$571,418,658

Gross unrealized appreciation	$7,437,753
Gross unrealized depreciation	(2,685,396)

Net unrealized appreciation	$4,752,357

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$9,064,547	$60,898
Citigroup Global Markets, Inc.	$4,660,032	$55,266
Credit Suisse Securities (USA) LLC	$25,568,107	$160,924
Deutsche Bank Securities, Inc.	$36,848,523	$217,456
Goldman Sachs & Co.	$41,446,813	$451,083
J.P. Morgan Securities LLC	$19,357,114	$158,965
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$21,998,987	$159,922
Morgan Stanley & Co. LLC	$(8,594,652)	$(104,335)
RBS Securities, Inc.	$2,074,571	$25,759

(d)	Represents the current yield as of report date.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014	11

Schedule of Investments (continued)	Series M Portfolio

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
25	Ultra Treasury Bonds	Chicago Board of Trade	September 2014	$3,748,438	$40,812
33	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2014	$7,246,594	(3,406)
79	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2014	$9,437,414	41,159
17	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$2,127,922	(777)
(4)	Euro Dollar Futures	Chicago Mercantile	September 2015	$992,900	(1,032)
(4)	Euro Dollar Futures	Chicago Mercantile	December 2015	$990,650	(1,258)
(4)	Euro Dollar Futures	Chicago Mercantile	March 2016	$988,250	(1,508)
(4)	Euro Dollar Futures	Chicago Mercantile	June 2016	$985,600	(1,719)
(1)	Euro Dollar Futures	Chicago Mercantile	September 2016	$245,713	77
(1)	Euro Dollar Futures	Chicago Mercantile	March 2017	$244,538	51
(1)	Euro Dollar Futures	Chicago Mercantile	June 2017	$244,038	(436)
Total					$71,963

•	Exchange-traded options purchased as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	$99.00	9/12/14	248	$7,750

•	Exchange-traded options written as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Euro Dollar 3-Year Mid-Curve	Put	$96.75	9/12/14	124	$(3,875)

•	Centrally cleared interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation
1.73%1	3-month LIBOR	Chicago Mercantile	7/03/142	8/31/18	$18,600	$(225,617)

1	Fund pays the fixed rate and receives the floating rate.

2	Forward swap.

•	OTC interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid	Unrealized Appreciation
3.09%1	3-month LIBOR	Bank of America N.A.	5/20/43	$3,500	$131,448	—	$131,448

1	Fund pays the fixed rate and receives the floating rate.

•	OTC total return swaps outstanding as of June 30, 2014 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR1	Bank of America N.A.	1/12/41	$182	$(103)	$285	$(388)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR1	Bank of America N.A.	1/12/41	$137	(77)	(128)	51
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR1	Citibank N.A.	1/12/41	$410	(231)	(640)	409

12	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014

Schedule of Investments (continued)	Series M Portfolio

•	OTC total return swaps outstanding as of June 30, 2014 were as follows: (continued)

Reference Entity	Floating Rate		Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Citibank N.A.	1/12/41	$365	(206)	(1,278)	1,072
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Citibank N.A.	1/12/41	$365	(205)	(396)	191
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Citibank N.A.	1/12/41	$365	(206)	273	(479)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Citibank N.A.	1/12/41	$319	(181)	808	(989)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	$365	(206)	(2,952)	2,746
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/41	$365	206	(364)	570
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	$319	(180)	499	(679)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	$228	(128)	(407)	279
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	$182	(103)	591	(694)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/41	$137	77	(480)	557
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	$137	(77)	214	(291)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	$137	(77)	813	(890)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Deutsche Bank AG	1/12/41	$319	180	(721)	901
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Deutsche Bank AG	1/12/41	$137	77	(266)	343
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Goldman Sachs Bank USA	1/12/41	$365	(206)	(2,370)	2,164
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Goldman Sachs Bank USA	1/12/41	$365	(206)	(1,419)	1,213

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014	13

Schedule of Investments (continued)	Series M Portfolio

•	OTC total return swaps outstanding as of June 30, 2014 were as follows: (continued)

Reference Entity	Floating Rate		Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Goldman Sachs Bank USA	1/12/41	$182	103	(239)	342
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Goldman Sachs Bank USA	1/12/41	$137	77	(437)	514
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Goldman Sachs Bank USA	1/12/41	$137	(77)	214	(291)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	JPMorgan Chase Bank N.A.	1/12/41	$273	(154)	420	(574)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	JPMorgan Chase Bank N.A.	1/12/41	$182	(103)	(717)	614
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	$165	(24)	862	(886)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Deutsche Bank AG	1/12/41	$329	(47)	1,313	(1,360)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	2/12/41	$182	103	24	79
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	2/12/41	$137	77	18	59
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Goldman Sachs Bank USA	2/12/41	$137	77	135	(58)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	2/12/41	$165	(24)	162	(186)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	2/12/41	$165	(24)	214	(238)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Goldman Sachs Bank USA	2/12/41	$165	(24)	(44)	20
Total						$(1,892)	$(6,013)	$4,121

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

14	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014

Schedule of Investments (concluded)	Series M Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$11,148,146	—	$11,148,146
Non-Agency Mortgage-Backed Securities	—	33,609,894	—	33,609,894
U.S. Government Sponsored Agency Securities	—	416,552,869	$301,382	416,854,251
Short-Term Securities	$114,550,974	—	—	114,550,974
Options Purchased	7,750	—	—	7,750
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(92,579,803)	—	(92,579,803)
Total	$114,558,724	$368,731,106	$301,382	$483,591,212

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments1
Assets:
Interest rate contracts	$82,099	$143,572	—	$225,671
Liabilities:
Interest rate contracts	(14,011)	(233,620)	—	(247,631)
Total	$68,088	$(90,048)	—	$(21,960)

1	Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$166,000	—	—	$166,000
Cash pledged for centrally cleared swaps	225,000	—	—	225,000
Liabilities:
Bank overdraft	—	$(210,141)	—	(210,141)
Total	$391,000	$(210,141)	—	$180,859

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014	15

Schedule of Investments June 30, 2014 (Unaudited)	Series P Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 24.4%
BlackRock Allocation Target Shares: Series S Portfolio	6,350,110	$62,675,587

Value
Total Affiliated Investment Companies
(Cost — $62,474,106*) — 24.4%	$62,675,587
Other Assets Less Liabilities — 75.6%	194,230,461

Net Assets — 100.0%	$256,906,048

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$62,474,106

Gross unrealized appreciation	$201,481
Gross unrealized depreciation	—

Net unrealized appreciation	$201,481

(a)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2014	Shares Purchased	Shares Held at June 30, 2014	Value at June 30, 2014
BlackRock Allocation Target Shares: Series S Portfolio	6,350,110	—	6,350,110	$62,675,587

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
73	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2014	$8,720,648	$(15,969)
(5)	Ultra Treasury Bonds	Chicago Board of Trade	September 2014	$749,688	(3,523)
(178)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2014	$39,087,688	16,632
(1,092)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$136,687,687	(214,989)
Total					$(217,747)

•	Centrally cleared interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Depreciation
2.74%[1]	3-month LIBOR	Chicago Mercantile	6/30/24	$130,000	$(1,531,285)

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

16	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014

Schedule of Investments (concluded)	Series P Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$62,675,587	—	—	$62,675,587

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$16,632	—	—	$16,632
Liabilities:
Interest rate contracts	(234,379)	$(1,531,285)	—	(1,765,664)
Total	$(217,747)	$(1,531,285)	—	$(1,749,032)

[1]	Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash.	$188,665,949	—	—	$188,665,949
Cash pledged for financial futures contracts	1,570,000	—	—	1,570,000
Cash pledged for centrally cleared swaps	3,786,000	—	—	3,786,000
Total	$194,021,949	—	—	$194,021,949

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014	17

Schedule of Investments June 30, 2014 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
American Express Credit Account Master Trust, Series 2013-3, Class A, 0.98%, 5/15/19	$750	$750,978
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17	669	692,539
Series 2013-2, Class B, 1.19%, 5/08/18	480	481,327
Series 2013-2, Class C, 1.79%, 3/08/19	575	579,959
Series 2013-4, Class A3, 0.96%, 4/09/18	800	803,141
Series 2013-4, Class B, 1.66%, 9/10/18	300	302,047
Series 2013-4, Class C, 2.72%, 9/09/19	300	307,381
Series 2013-5, Class C, 2.29%, 11/08/19	545	551,466
BA Credit Card Trust, Series 2014-A1, Class A, 0.53%, 6/15/21 (a)	990	990,032
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.90%, 11/07/23 (a)(b)	213	213,802
Citibank Credit Card Issuance Trust:
Series 2007-A8, Class A8, 5.65%, 9/20/19	3,715	4,219,415
Series 2013-A6, Class A6, 1.32%, 9/07/18	348	351,331
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.90%, 8/15/18 (a)(b)	697	699,260
CNH Equipment Trust, Series 2014-A, Class A4, 1.50%, 5/15/20	1,850	1,845,937
Credit Acceptance Auto Loan Trust:
Series 2012-1A, Class A, 2.20%, 9/16/19 (b)	712	716,145
Series 2013-1A, Class A, 1.21%, 10/15/20 (b)	770	771,884
Series 2013-2A, Class A, 1.50%, 4/15/21 (b)	1,150	1,158,287
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	535	536,800
DT Auto Owner Trust, Series 2012-2A, Class B, 1.85%, 4/17/17 (b)	218	217,943
Ford Credit Floorplan Master Owner Trust:
Series 2012-2, Class D, 3.50%, 1/15/19	965	1,013,311
Series 2012-4, Class C, 1.39%, 9/15/16	430	430,647
Series 2014-1, Class A1, 1.20%, 2/15/19	1,715	1,714,134
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T6, Class AT6, 1.29%, 9/15/44 (b)	540	540,270
HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class AT1, 1.24%, 1/17/45 (b)	355	355,284
Honda Auto Receivables Owner Trust, Series 2013-3, Class A4, 1.13%, 9/16/19	775	779,561
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.43%, 6/18/24 (b)	1,595	1,594,968
PFS Financing Corp., Series 2014-AA, Class A, 0.75%, 2/15/19 (a)(b)	1,050	1,051,575
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (b)	1,300	1,304,638
Santander Drive Auto Receivables Trust:
Series 2012-1, Class C, 3.78%, 11/15/17	390	400,362
Series 2012-3, Class C, 3.01%, 4/16/18	1,075	1,102,296
Series 2012-5, Class C, 2.70%, 8/15/18	160	164,471
Series 2012-6, Class C, 1.94%, 3/15/18	145	147,237
Series 2012-AA, Class A3, 0.65%, 3/15/17 (b)	641	641,727
Series 2012-AA, Class B, 1.21%, 10/16/17 (b)	555	556,582
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)	1,330	1,339,625
Series 2013-1, Class C, 1.76%, 1/15/19	1,315	1,326,821
Series 2013-3, Class C, 1.81%, 4/15/19	450	452,763

Asset-Backed Securities	Par (000)	Value
Series 2013-4, Class A2, 0.89%, 9/15/16	$189	$189,598
Series 2013-A, Class C, 3.12%, 10/15/19 (b)	720	743,211
Series 2014-S1, Class R, 1.42%, 8/16/18 (b)	1,064	1,064,161
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.63%, 3/15/22 (a)	312	311,482
Series 2004-B, Class A2, 0.43%, 6/15/21 (a)	431	427,016
SLM Private Education Loan Trust:
Series 2011-C, Class A1, 1.55%, 12/15/23 (a)(b)	907	914,384
Series 2012-B, Class A1, 1.25%, 12/15/21 (a)(b)	103	103,510
Series 2012-C, Class A1, 1.25%, 8/15/23 (a)(b)	461	464,935
Series 2012-E, Class A1, 0.90%, 10/16/23 (a)(b)	769	772,358
Series 2013-4, Class A, 0.70%, 6/25/27 (a)	685	688,334
Series 2013-A, Class A1, 0.75%, 8/15/22 (a)(b)	1,820	1,823,498
Series 2013-C, Class A1, 1.00%, 2/15/22 (a)(b)	785	788,604
Toyota Auto Receivables Owner Trust, Series 2013-A, Class A4, 0.69%, 11/15/18	775	773,701
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	330	325,455
Total Asset-Backed Securities — 17.5%		40,496,193

Corporate Bonds
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (b)	211	213,955
Airlines — 0.8%
Continental Airlines Pass-Through Trust, Series 2009-1, 9.00%, 7/08/16	542	613,007
UAL Pass-Through Trust:
10.40%, 5/01/18	255	290,056
9.75%, 7/15/18	367	419,751
Virgin Australia Trust, Series 2013-1A, 5.00%, 10/23/25 (b)	579	616,219

		1,939,033
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	350	353,937
Automobiles — 0.7%
Daimler Finance North America LLC:
1.30%, 7/31/15 (b)(c)	1,340	1,350,865
1.45%, 8/01/16 (b)	300	303,303

		1,654,168

18	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Banks — 4.6%
ABN AMRO Bank NV, 1.03%, 10/28/16 (a)(b)	$550	$554,774
Amsouth Bank, Series AI, 5.20%, 4/01/15	800	825,278
Barclays Bank PLC, 2.50%, 2/20/19	850	860,969
BPCE SA, 0.84%, 6/23/17 (a)	1,150	1,149,653
Citigroup, Inc., 1.70%, 7/25/16 (c)	1,870	1,894,579
First Republic Bank, 2.38%, 6/17/19	365	367,102
Huntington Bancshares, Inc., 2.60%, 8/02/18	1,100	1,118,651
The Huntington National Bank, 1.38%, 4/24/17	900	902,403
Intesa Sanpaolo SpA, 2.38%, 1/13/17	1,125	1,141,986
KeyCorp, 2.30%, 12/13/18	700	708,159
Regions Financial Corp., 2.00%, 5/15/18	1,000	996,479
Standard Chartered PLC, 5.50%, 11/18/14 (b)	150	152,835

		10,672,868
Beverages — 0.4%
SABMiller Holdings, Inc., 2.45%, 1/15/17 (b)	1,000	1,030,494
Capital Markets — 6.7%
Credit Suisse AG, 1.38%, 5/26/17	2,090	2,096,717
Deutsche Bank AG, 1.35%, 5/30/17	2,500	2,499,170
The Goldman Sachs Group, Inc.:
5.35%, 1/15/16	489	521,713
3.63%, 2/07/16	1,761	1,835,450
6.25%, 9/01/17	2,217	2,523,957
5.95%, 1/18/18 (c)	2,600	2,953,730
2.38%, 1/22/18	336	341,220
Morgan Stanley:
3.80%, 4/29/16 (c)	734	770,646
5.75%, 10/18/16	250	275,696
6.63%, 4/01/18	1,000	1,168,973
2.13%, 4/25/18	409	413,493
Murray Street Investment Trust I, 4.65%, 3/09/17 (d)	140	151,309

		15,552,074
Chemicals — 0.2%
Lubrizol Corp., 8.88%, 2/01/19	423	543,253
Commercial Services & Supplies — 0.5%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (b)	900	931,500
4.63%, 1/31/18 (b)	200	210,947

		1,142,447
Communications Equipment — 0.1%
Motorola Solutions, Inc., 6.00%, 11/15/17	300	340,637
Consumer Finance — 4.4%
American Express Credit Corp.:
2.75%, 9/15/15 (c)	1,005	1,031,322
1.30%, 7/29/16	1,260	1,270,481
2.80%, 9/19/16	500	520,612
Capital One Financial Corp.:
3.15%, 7/15/16	800	834,834
5.25%, 2/21/17	1,000	1,100,503
2.45%, 4/24/19	1,464	1,477,731
Ford Motor Credit Co. LLC:
4.21%, 4/15/16	100	105,540
3.98%, 6/15/16	120	126,801
8.00%, 12/15/16	500	580,815
1.72%, 12/06/17	2,000	2,000,814
2.38%, 3/12/19	1,150	1,155,582

		10,205,035
Diversified Financial Services — 5.9%
Bank of America Corp.:
1.25%, 1/11/16	644	648,830

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
6.50%, 8/01/16	$1,107	$1,226,987
5.75%, 12/01/17	935	1,054,605
5.65%, 5/01/18	1,960	2,221,732
2.60%, 1/15/19	2,000	2,023,526
IntercontinentalExchange Group, Inc., 2.50%, 10/15/18	500	511,462
JPMorgan Chase & Co.:
5.15%, 10/01/15 (c)	680	716,021
2.60%, 1/15/16 (c)	940	965,715
3.45%, 3/01/16	573	597,937
3.15%, 7/05/16	939	978,766
6.40%, 10/02/17 (c)	655	755,170
JPMorgan Chase Bank, NA, 6.00%, 10/01/17	250	284,367
Voya Financial, Inc., 2.90%, 2/15/18	1,502	1,556,432

		13,541,550
Diversified Telecommunication Services — 2.2%
AT&T Inc., 0.90%, 2/12/16 (c)	1,040	1,042,752
Verizon Communications, Inc.:
2.50%, 9/15/16	3,510	3,617,908
2.55%, 6/17/19	400	405,783

		5,066,443
Electric Utilities — 1.1%
Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15	540	556,414
Progress Energy, Inc., 5.63%, 1/15/16	1,000	1,073,923
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (b)	926	941,205

		2,571,542
Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16	354	400,463
Energy Equipment & Services — 0.9%
Transocean, Inc., 4.95%, 11/15/15	430	453,376
Weatherford International Ltd., 5.50%, 2/15/16	1,500	1,609,043

		2,062,419
Food Products — 0.3%
WM Wrigley Jr. Co., 2.00%, 10/20/17 (b)(c)	700	710,272
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 6.25%, 11/15/15	425	455,966
Health Care Providers & Services — 0.7%
WellPoint, Inc.:
1.25%, 9/10/15	306	308,336
2.38%, 2/15/17	500	514,121
1.88%, 1/15/18	750	755,265

		1,577,722
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 1.88%, 12/15/17	550	553,181
Insurance — 3.8%
AIA Group Ltd., 2.25%, 3/11/19 (b)	500	500,336
American International Group, Inc.:
3.80%, 3/22/17	750	801,456
5.45%, 5/18/17	375	418,358
8.25%, 8/15/18	779	967,837
AXIS Specialty Finance PLC, 2.65%, 4/01/19	400	403,448
Genworth Holdings, Inc., 6.52%, 5/22/18	563	651,013
The Hartford Financial Services Group, Inc., 4.00%, 10/15/17	477	514,714
Jackson National Life Global Funding, 2.30%, 4/16/19 (b)	800	804,510
Lincoln National Corp., 4.30%, 6/15/15 (c)	810	837,078

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014	19

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Insurance (concluded)
Marsh & McLennan Cos., Inc.:
2.30%, 4/01/17	$1,000	$1,023,911
9.25%, 4/15/19	600	783,173
XLIT Ltd.:
5.25%, 9/15/14 (c)	850	858,384
2.30%, 12/15/18	300	298,366

		8,862,584
IT Services — 0.4%
Computer Sciences Corp., 2.50%, 9/15/15	345	351,169
The Western Union Co., 2.38%, 12/10/15	500	510,053

		861,222
Life Sciences Tools & Services — 1.1%
Life Technologies Corp., 3.50%, 1/15/16	1,225	1,272,531
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	1,250	1,282,830

		2,555,361
Machinery — 0.3%
Crane Co., 2.75%, 12/15/18	250	255,697
Pentair Finance SA, 1.35%, 12/01/15	400	403,098

		658,795
Media — 2.3%
COX Communications, Inc., 6.25%, 6/01/18 (b)	1,000	1,136,979
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16	1,746	1,809,902
2.40%, 3/15/17	295	303,805
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17	942	958,206
Omnicom Group, Inc., 5.90%, 4/15/16	254	275,763
SES Global Americas Holdings GP, 2.50%, 3/25/19 (b)	400	402,849
TCM Sub LLC, 3.55%, 1/15/15 (b)	200	203,029
Time Warner Cable, Inc., 5.85%, 5/01/17	135	151,830

		5,242,363
Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	335	336,326
Rio Tinto Finance USA Ltd., 1.88%, 11/02/15	510	518,728

		855,054
Multiline Retail — 0.8%
Dollar General Corp., 1.88%, 4/15/18	1,800	1,785,010
Multi-Utilities — 0.2%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15	375	395,703
Oil, Gas & Consumable Fuels — 1.5%
Husky Energy, Inc., 7.25%, 12/15/19	556	690,807
Petrohawk Energy Corp.:
7.25%, 8/15/18 (c)	630	658,350
6.25%, 6/01/19	300	324,000
Pioneer Natural Resources Co., 5.88%, 7/15/16	1,290	1,411,615
Southeast Supply Header LLC, 4.85%, 8/15/14 (b)	410	411,792

		3,496,564
Pharmaceuticals — 2.7%
Actavis, Inc., 1.88%, 10/01/17	1,684	1,699,020
Mylan, Inc.:
6.00%, 11/15/18 (b)	1,000	1,045,939

Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
7.88%, 7/15/20 (b)	$569	$629,803
Perrigo PLC, 2.30%, 11/08/18 (b)	500	499,795
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	1,900	1,997,451
Zoetis, Inc., 1.15%, 2/01/16	250	251,570

		6,123,578
Professional Services — 0.1%
Experian Finance PLC, 2.38%, 6/15/17 (b)(c)	290	296,352
Real Estate Investment Trusts (REITs) — 5.1%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17 (b)	1,150	1,152,767
ERP Operating LP:
6.58%, 4/13/15	900	941,485
5.13%, 3/15/16	432	463,626
HCP, Inc.:
3.75%, 2/01/16	130	135,875
6.00%, 1/30/17	750	839,577
Health Care REIT, Inc.:
6.20%, 6/01/16	600	658,342
4.70%, 9/15/17	1,450	1,586,190
Prologis LP:
4.00%, 1/15/18 (c)	1,400	1,494,651
6.63%, 5/15/18	500	583,551
The Retail Property Trust, 7.88%, 3/15/16 (b)	1,750	1,951,813
Ventas Realty LP, 1.55%, 9/26/16	1,343	1,356,668
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18	657	662,389

		11,826,934
Road & Rail — 2.3%
ERAC USA Finance LLC, 6.38%, 10/15/17 (b)	780	897,115
Kansas City Southern de Mexico SA de CV, 0.93%, 10/28/16 (a)	850	852,929
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.13%, 5/11/15 (b)	818	835,796
3.38%, 3/15/18 (b)	1,906	1,998,376
2.88%, 7/17/18 (b)	363	371,580
Ryder System, Inc., 2.45%, 11/15/18	400	407,362

		5,363,158
Semiconductors & Semiconductor Equipment — 0.4%
Maxim Integrated Products, Inc., 2.50%, 11/15/18	1,000	1,011,808
Specialty Retail — 0.4%
QVC, Inc.:
3.13%, 4/01/19	787	800,387
7.50%, 10/01/19 (b)	200	210,214

		1,010,601
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett-Packard Co., 2.63%, 12/09/14 (c)	360	363,580
Seagate HDD Cayman, 3.75%, 11/15/18 (b)	250	255,625

		619,205
Tobacco — 0.4%
Lorillard Tobacco Co., 2.30%, 8/21/17	607	619,526
Reynolds American, Inc., 1.05%, 10/30/15	250	249,952

		869,478
Trading Companies & Distributors — 0.8%
Air Lease Corp.:
4.50%, 1/15/16	300	314,063

20	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Trading Companies & Distributors (concluded)
3.38%, 1/15/19	$500	$514,375
GATX Corp., 2.50%, 3/15/19	1,000	1,006,435

		1,834,873
Wireless Telecommunication Services — 1.0%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)	1,410	1,424,100
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	100	101,835
Rogers Communications, Inc., 6.80%, 8/15/18	482	572,833
SBA Tower Trust, 4.25%, 4/15/40 (b)	255	261,841

		2,360,609
Total Corporate Bonds — 54.7%		126,616,711

Foreign Agency Obligations
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (b)	1,010	1,019,622
Corp Nacional del Cobre de Chile, 4.75%, 10/15/14 (b)(c)	620	626,982
Petrobras Global Finance BV, 2.00%, 5/20/16	443	443,640
Petrobras International Finance Co., 3.88%, 1/27/16	380	391,799
Sinopec Capital Ltd., 1.25%, 4/24/16 (b)	750	750,255
Total Foreign Agency Obligations — 1.4%		3,232,298

Foreign Government Obligations
Iceland — 0.5%
Republic of Iceland:
4.88%, 6/16/16	795	834,877
4.88%, 6/16/16	315	330,800

		1,165,677
Latvia — 0.5%
Republic of Latvia, 5.25%, 2/22/17	1,000	1,091,250
Total Foreign Government Obligations — 1.0%		2,256,927

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.3%
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A2C, 1.68%, 11/19/47 (a)(b)	691	698,226
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.79%, 10/25/34 (a)	59	58,602
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.89%, 11/25/34 (a)	6	6,351
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.55%, 5/20/34 (a)	195	187,165
Granite Master Issuer PLC:
Series 2006-1A, Class A5, 0.29%, 12/20/54 (a)(b)	590	585,767
Series 2006-3, Class A3, 0.23%, 12/20/54 (a)	536	532,694
Series 2006-3, Class A4, 0.23%, 12/20/54 (a)	617	612,579

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Holmes Master Issuer PLC:
Series 2011-3A, Class A2, 1.78%, 10/21/54 (a)(b)	$218	$218,981
Series 2011-3X, Class A2, 1.78%, 10/15/54 (a)	306	308,047
Series 2012-1A, Class A2, 1.88%, 10/15/54 (a)(b)	886	894,087
Series 2012-1X, Class A2, 1.88%, 10/15/54 (a)	742	748,707
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.63%, 12/22/54 (a)(b)	404	408,700
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.42%, 6/25/34 (a)	176	178,120

		5,438,026
Commercial Mortgage-Backed Securities — 20.3%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A3, 5.45%, 1/15/49	117	117,522
Series 2007-3, Class A1A, 5.77%, 6/10/49 (a)	568	614,981
Series 2007-5, Class A3, 5.62%, 2/10/51	68	67,851
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PWR8, Class A4 4.67%, 6/11/41	2,484	2,547,245
Series 2006-PW12, Class A4, 5.90%, 9/11/38 (a)	1,000	1,076,750
Series 2007-PW16, Class A4, 5.90%, 6/11/40 (a)	700	780,247
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (a)	750	832,287
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1, Class A4, 5.40%, 7/15/44 (a)	841	874,899
Series 2007-CD5, Class AJA, 6.32%, 11/15/44 (a)	640	709,175
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)	775	864,980
Commercial Mortgage Trust:
Series 2007-C9, Class A4, 5.99%, 12/10/49 (a)	1,440	1,612,201
Series 2010-C1, Class A1, 3.16%, 7/10/46 (b)	660	674,052
Series 2013-CR12, Class A2, 2.90%, 10/10/46	1,730	1,794,436
Series 2013-FL3, Class A, 1.67%, 10/13/28 (a)(b)	1,106	1,111,114
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (b)	433	424,896
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	1,380	1,423,990
Credit Suisse Commercial Mortgage Trust:
Series 2007-C4, Class A3, 5.86%, 9/15/39 (a)	346	347,781
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (a)	692	736,685
Series 2008-C1, Class A2, 6.17%, 2/15/41 (a)	286	286,483
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	818	822,101
Del Coronado Trust, Series 2013-HDC, Class A, 0.95%, 3/15/26 (a)(b)	325	325,313

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014	21

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.81%, 6/17/49 (a)(b)	$1,045	$1,122,915
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)	15	14,832
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2, 5.42%, 12/10/49	472	471,921
GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38 (a)	219	219,425
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.01%, 7/10/38 (a)	1,165	1,254,261
GS Mortgage Securities Trust, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (a)	1,000	1,056,530
Hilton USA Trust, Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (b)	1,675	1,734,471
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5, 4.88%, 1/15/42	540	546,258
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41	169	168,858
Series 2005-LDP3, Class A4A, 4.94%, 8/15/42 (a)	602	621,277
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	2,910	3,156,815
Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,725	1,881,459
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A6, 4.79%, 10/15/14 (a)	62	62,581
Series 2005-C2, Class A5 5.15%, 4/15/30 (a)	450	460,607
Series 2005-C5, Class A4, 4.95%, 9/15/30	543	559,846
Series 2007-C1, Class A4, 5.42%, 2/15/40	575	627,421
Series 2007-C2, Class A3, 5.43%, 2/15/40	790	866,272
Series 2007-C6, Class AM, 6.11%, 7/15/40 (a)	285	316,743
Series 2007-C7, Class AM, 6.16%, 9/15/45 (a)	1,350	1,537,799
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4, 4.75%, 5/12/15 (a)	500	511,733
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM, 5.20%, 12/12/49	750	811,087
Morgan Stanley Capital I Trust:
Series 2005-HQ7, Class A4, 5.38%, 11/14/42 (a)	783	811,914
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43	858	929,758
Series 2006-IQ12, Class A4, 5.33%, 12/15/43	621	668,630
Series 2007-IQ15, Class A4, 6.11%, 6/11/49 (a)	1,239	1,371,734
Morgan Stanley Re-REMIC Trust:
Series 2011-IO, Class A, 2.50%, 3/23/51 (b)	40	40,179
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)	615	618,218
Motel 6 Trust:
Series 2012-MTL6, Class A1, 1.50%, 10/05/25 (b)	182	183,249

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2012-MTL6, Class A2, 1.95%, 10/05/25 (b)	$885	$886,005
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (b)	207	205,281
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A4, 5.42%, 1/15/45 (a)	1,212	1,273,539
Series 2006-C29, Class A1A, 5.30%, 11/15/48	792	863,952
Series 2007-C32, Class A1A, 5.75%, 6/15/49 (a)	918	1,010,061
Series 2007-C33, Class AM, 6.14%, 2/15/51 (a)	610	680,271
Series 2007-C33, Class A4, 6.14%, 2/15/51 (a)	570	623,715
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)	235	235,258
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.79%, 2/15/44 (b)	480	498,724

		46,948,588
Interest Only Commercial Mortgage-Backed Securities — 1.7%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 2.09%, 8/15/45 (a)	1,099	117,833
Series 2013-CR7, Class XA, 1.71%, 3/10/46 (a)	3,564	307,126
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 1.93%, 12/15/47 (a)	4,698	472,863
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C17, Class XA, 1.26%, 1/15/47 (a)	3,650	248,110
Series 2013-LC11, Class XA, 1.72%, 4/15/46 (a)	5,263	492,955
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, 1.41%, 11/15/46 (a)	4,229	335,294
WF-RBS Commercial Mortgage Trust:
Series 2012-C9, Class XA, 2.36%, 11/15/45 (a)(b)	3,315	396,384
Series 2013-C14, Class XA, 1.06%, 6/15/46 (a)	9,861	560,245
Series 2013-C15, Class XA, 0.85%, 8/15/46 (a)	7,810	312,786
Series 2014-LC14, Class XA, 1.64%, 3/15/47 (a)	6,477	586,100

		3,829,696
Total Non-Agency Mortgage-Backed Securities — 24.3%		56,216,310

Taxable Municipal Bonds
State of California GO:
5.10%, 8/01/14	25	25,102
3.95%, 11/01/15	175	183,179
Total Taxable Municipal Bonds — 0.1%		208,281

22	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.6%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41	$642	$701,168
Series 3986, Class M, 4.50%, 9/15/41	571	613,990
Ginnie Mae, Series 2006-3, Class B, 5.09%, 1/16/37 (a)	13	12,669

		1,327,827
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae, Series 2013-M5, Class X2, 2.52%, 1/25/22	1,553	189,567
Freddie Mac, Series K710, Class X1, 1.91%, 5/25/19 (a)	2,877	212,401

		401,968
Mortgage-Backed Securities — 12.6%
Fannie Mae Mortgage-Backed Securities:
2.00%, 7/01/29 (f)	1,350	1,333,178
2.50%, 12/01/27-7/01/29 (f)	8,834	8,978,253
3.00%, 7/01/29 (f)	6,700	6,959,625
3.50%, 7/01/29 (f)	950	1,006,852
3.70%, 9/01/42 (a)	1,542	1,626,574
4.00%, 7/01/44 (f)	5,280	5,603,400
5.00%, 7/01/19-7/01/25	1,873	1,993,945
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/19-9/01/21	855	907,576
5.50%, 5/01/22	752	805,119

		29,214,522
Total U.S. Government Sponsored Agency Securities — 13.4%		30,944,317

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.88%, 9/15/16-4/30/17 (c)	$23,755	$23,867,288
0.63%, 10/15/16-11/15/16 (c)	22,799	22,819,427
0.50%, 7/31/17 (c)	22,300	22,005,573
1.63%, 3/31/19 (c)	8,875	8,900,658
Total U.S. Treasury Obligations — 33.5%		77,592,946
Total Long-Term Investments
Cost — $336,775,893) — 145.9%		337,563,983

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (g)	2,463,789	2,463,789
Total Short-Term Securities
(Cost — $2,463,789) — 1.1%		2,463,789
Total Investments (Cost — $339,239,682*) — 147.0%		340,027,772
Liabilities in Excess of Other Assets — (47.0)%		(108,710,235)

Net Assets — 100.0%		$231,317,537

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$339,269,952

Gross unrealized appreciation	$2,668,116
Gross unrealized depreciation	(1,910,296)

Net unrealized appreciation	$757,820

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Convertible security.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC	$1,333,178	$10,810
Goldman Sachs & Co.	$3,023,226	$18,704
J.P. Morgan Securities LLC	$15,701,739	$116,764

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014	23

Schedule of Investments (continued)	Series S Portfolio

•	Reverse repurchase agreements outstanding as of June 30, 2014 were as follows:

Counterparty	Interest Rate[1]	Trade Date	Maturity Date[2]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.35%	2/11/13	Open	$763,075	$764,277
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	335,700	337,178
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	635,500	638,299
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	655,988	658,876
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	715,700	718,852
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	812,025	815,601
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	846,812	850,541
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,015,050	1,019,520
BNP Paribas Securities Corp.	0.34%	5/07/13	Open	743,000	745,947
BNP Paribas Securities Corp.	0.11%	10/29/13	Open	15,118,875	15,131,222
Deutsche Bank Securities, Inc.	0.14%	12/05/13	Open	3,504,375	3,504,375
Deutsche Bank Securities, Inc.	0.32%	2/11/14	Open	1,384,000	1,385,713
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.11%	2/28/14	Open	4,015,000	4,015,546
BNP Paribas Securities Corp.	0.10%	3/21/14	Open	3,394,238	3,394,897
Barclays Capital, Inc.	0.35%	4/17/14	Open	281,000	281,191
Barclays Capital, Inc.	0.35%	4/17/14	Open	918,000	918,623
Deutsche Bank Securities, Inc.	0.32%	4/21/14	Open	993,000	993,608
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.10%	5/08/14	Open	11,096,250	11,097,227
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.14%	6/04/14	Open	22,021,250	22,022,712
RBC Capital Markets, LLC	0.34%	6/05/14	Open	1,790,525	1,790,957
RBC Capital Markets, LLC	0.34%	6/05/14	Open	2,834,000	2,834,685
BNP Paribas Securities Corp.	0.12%	6/11/14	Open	8,886,094	8,886,434
RBC Capital Markets, LLC	0.15%	6/16/14	Open	9,211,500	9,212,180
RBC Capital Markets, LLC	0.34%	6/19/14	Open	668,500	668,575
Total				$92,639,457	$92,687,036

[1]	Rate shown is as of report date.

[2]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
185	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2014	$40,624,844	$(19,197)
(314)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2014	$37,510,735	40,487
(116)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$14,519,938	21,874
Total					$43,164

•	Centrally cleared interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.48%[1]	3-month LIBOR	Chicago Mercantile	N/A	10/15/15	$6,800	$(14,947)
0.84%[1]	3-month LIBOR	Chicago Mercantile	N/A	8/16/16	$4,500	(32,714)
1.16%[1]	3-month LIBOR	Chicago Mercantile	N/A	7/15/18	$3,500	14,479
1.56%[1]	3-month LIBOR	Chicago Mercantile	10/03/14[2]	11/30/18	$18,400	26,538
1.73%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/14/19	$2,000	(11,380)
Total						$(18,024)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

24	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014

Schedule of Investments (continued)	Series S Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$39,432,032	$1,064,161	$40,496,193
Corporate Bonds	—	125,192,611	1,424,100	126,616,711
Foreign Agency Obligations	—	3,232,298	—	3,232,298
Foreign Government Obligations	—	2,256,927	—	2,256,927
Non-Agency Mortgage-Backed Securities	—	56,011,029	205,281	56,216,310
Taxable Municipal Bonds	—	208,281	—	208,281
U.S. Government Sponsored Agency Securities	—	30,944,317	—	30,944,317
U.S. Treasury Obligations	—	77,592,946	—	77,592,946
Short-Term Securities	$2,463,789	—	—	2,463,789
Liabilities:
Investments in Securities:
Total	$2,463,789	$334,870,441	$2,693,542	$340,027,772

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$62,361	$41,017	—	$103,378
Liabilities:
Interest rate contracts	(19,197)	(59,041)	—	(78,238)
Total	$43,164	$(18,024)	—	$25,140

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value including accrued interest, for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$27,783	—	—	$27,783
Cash pledged for financial futures contracts	430,000	—	—	430,000
Cash pledged for centrally cleared swaps	340,000	—	—	340,000
Liabilities:
Reverse repurchase agreements	—	$(92,687,036)	—	(92,687,036)
Total	$797,783	$(92,687,036)	—	$(91,889,253)

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014	25

Schedule of Investments (concluded)	Series S Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of March 31, 2014	—	$1,427,625	$235,462	$1,663,087
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	$2	—	20	22
Net realized gain (loss)	5	—	341	346
Net change in unrealized appreciation/depreciation	(1,513)	(3,525)	(412)	(5,450)
Purchases	1,381,501	—	—	1,381,501
Sales	(315,834)	—	(30,130)	(345,964)
Closing Balance, as of June 30, 2014	$1,064,161	$1,424,100	$205,281	$2,693,542

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014	$(1,513)	$(3,525)	$(412)	$(5,450)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

26	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: August 26, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: August 26, 2014

3